LONG TERM LOAN	12 Months Ended
Dec. 31, 2010
Long-term Debt [Text Block]
15. LONG TERM LOAN

On December 13, 2010, the Company entered into a long-term loan agreement with a lender for $10,000,000. The loan bears interest of 10% payable quarterly with a maturity date of March 1, 2012. As of December 31, 2010, the Company prepaid the interest expense of $250,000 for the first quarter from the borrowing date, of which $41,096 was expensed for the period from borrowing date to December 31, 2010.